Contingencies and Commitments	12 Months Ended
Dec. 31, 2019
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Contingencies and Commitments
47.	CONTINGENCIES AND COMMITMENTS

47.1	Capital commitments
As of December 31, 2018 and 2019, the Group had capital commitments, mainly in relation to the construction of telecommunications network, as follows:

	2018	2019
	Total	Land and buildings	Equipment	Total
Authorized and contracted for	18,381	3,014	20,860	23,874
Authorized but not contracted for	39,496	7,905	39,740	47,645

	57,877	10,919	60,600	71,519

47.2	Lease and other commitments
As of December 31, 2018, the total future minimum payments under non-cancellable
operating leases and other commitments were payable as follows:

	Land and buildings	Equipment	Ancillary facilities*	Total**
Arrangements expiring:
- not later than one year	1,147	7,524	4,154	12,825
- later than one year and not later than five years	2,044	25,098	12,825	39,967
- later than five years	290	1,669	—	1,959

	3,481	34,291	16,979	54,751

*	The amount included payment commitments for non-lease elements.
**	Variable lease payments are not included in the commitments.
The Group is the lessee in respect of telecommunications equipment, properties and other assets under leases which were previously classified as operating leases under IAS 17. The Group has initially applied IFRS 16 using the modified retrospective approach. Under this approach, the Group adjusted the opening balances at January 1, 2019 to recognize lease liabilities relating to these leases (see Note 2.2(d)). From January 2019 onwards, future lease payments are recognized as lease liabilities in the consolidated statements of financial position in accordance with the policies set out in Note 2.2(d).

47.3	Contingent liabilities
As of December 31, 2019, the Group had no material contingent liabilities and no material financial guarantees issued.